15007978

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

Received SEC

SEP 10 2015

Washington, DC 20549

001-37454

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

September, 2015

CERT NAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on September 9, 2015 The Nasdaq Stock Market (the "Exchange") received from CSW Industrials, Inc. (the "Registrant") a copy of the Registrant's application on Form 10-12b/A for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery